UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05099
Pioneer Money Market Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31, 2020

Date of reporting period:  January 1, 2020 through December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Pioneer U.S. Government Money Market Fund
Annual Report | December 31, 2020

A: PMTXX	R: PRXXX	Y: PRYXX

Paper copies of the Fund’s shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, bank or insurance company. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-225-6292. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the Pioneer Fund complex if you invest directly.

visit us: www.amundi.com/us

Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 1

President’s Letter
Dear Shareholders,
With a very turbulent 2020 calendar year finally behind us, the U.S. and global economies still face numerous challenges as the new calendar year dawns. The COVID-19 pandemic has continued to spread, with high numbers of new cases reported in many U.S. states and in other countries. In response, some governments have retightened restrictions on both business and personal activities. However, as 2021 arrived, deployment of the first approved COVID-19 vaccines had already begun, and expectations are for widespread vaccine distribution by the middle of the year.
While there may finally be a light visible at the end of the pandemic tunnel, the long-term impact on the global economy from COVID-19, while currently unknown, is likely to be considerable. It is clear that several industries have already felt greater effects than others, and the markets, which do not thrive on uncertainty, have been volatile, delivering significantly negative performance in the first quarter of 2020, and then recovering most of those losses throughout the following quarters. In fact, the U.S. stock market, as measured by the Standard & Poor’s 500 Index, returned more than 18% for the full 2020 calendar year, an impressive performance given all of the obstacles market participants faced during those 12 months.
However, despite the market rebound since its March 2020 low point, volatility has remained elevated, with momentum rising and falling on seemingly every bit of positive or negative news about the virus, from vaccines to spikes in the number of cases as well as rising hospitalization rates in some areas. In addition, the recent U.S. Presidential and Congressional elections have resulted in a power shift in Washington, D.C., and that most likely portends some changes in fiscal policy. That, too, could lead to increased market volatility as investors analyze the various tax and spending plans, and wait to see what proposed policy alterations actually become law.
With the advent of COVID-19 last winter, we implemented our business continuity plan according to the new COVID-19 guidelines, and most of our employees have been working remotely since March. To date, our operating environment has faced no interruption. I am proud of the careful planning that has taken place and confident we can maintain this environment for as long as is prudent. History in the making for a company that first opened its doors way back in 1928.
2 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Since 1928, Amundi US’s investment process has been built on a foundation of fundamental research and active management, principles which have guided our investment decisions for more than 90 years. We believe active management – that is, making active investment decisions – can help mitigate the risks during periods of market volatility. As 2020 has reminded us, investment risk can arise from a number of factors in today’s global economy, including slower or stagnating growth, changing U.S. Federal Reserve policy, oil price shocks, political and geopolitical factors and, unfortunately, major public health concerns such as a viral pandemic.
At Amundi US, active management begins with our own fundamental, bottom-up research process. Our team of dedicated research analysts and portfolio managers analyzes each security under consideration, communicating directly with the management teams of the companies issuing the securities and working together to identify those securities that best meet our investment criteria for our family of funds. Our risk management approach begins with each and every security, as we strive to carefully understand the potential opportunity, while considering any and all risk factors.
Today, as investors, we have many options. It is our view that active management can serve shareholders well, not only when markets are thriving, but also during periods of market stress.
As you consider your long-term investment goals, we encourage you to work with your financial professional to develop an investment plan that paves the way for you to pursue both your short-term and long-term goals.
We remain confident that the current crisis, like others in human history, will pass, and we greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.
Sincerely,
Lisa M. Jones
Head of the Americas, President and CEO of US.
Amundi Asset Management US, Inc.
February 2021
Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 3

Portfolio Management Discussion | 12/31/20
During the 12-month period ended December 31, 2020, the dramatic negative economic effects from the COVID-19 outbreak led the US Federal Reserve (Fed) to reduce the target range of the federal funds rate to near zero in March. At the same time, the US Treasury Department issued massive amounts of debt to fund federal aid programs to individuals and businesses hurt by the pandemic, which nudged Treasury bill rates higher at times. In the following discussion, Seth Roman reviews the factors that affected the performance of Pioneer US Government Money Market Fund during the 12-month period. Mr. Roman, a vice president and a portfolio manager at Amundi Asset Management US, Inc. (Amundi US), is responsible for the day-to-day management of the Fund.
Q How did the Fund perform during the 12-month period ended December 31, 2020?
A Pioneer US Government Money Market Fund’s Class A shares returned 0.20% at net asset value during the 12-month period ended December 31, 2020.
Q How would you describe the environment for money market investing during the 12-month period ended December 31, 2020?
A At the start of the period, with the US economy registering strong performance, short-term interest rates had been steady and financial markets posted favorable performance. Beginning in late February/early March of 2020, however, more and more attention was being paid to the rapid spread of the novel coronavirus (COVID-19) from China to Western Europe, and the emerging “hot spots” of infections within portions of the United States and elsewhere. In response, officials in many US states and large cities began ordering lockdowns and quarantines in an attempt to curb the spread of COVID-19.
In turn, the lockdowns dramatically curtailed US economic activity as businesses deemed non-essential were forced to close. The restrictions hit the transportation, retail sales, manufacturing, and services industries hardest. Financial markets reacted swiftly and negatively to the reductions in economic activity as investors grew alarmed about the near-term and longer-term prospects for overall economic activity as well as for corporate earnings. In some areas of the financial markets, panic selling in March put a dramatic squeeze on liquidity. In response, the Fed and the US government almost immediately enacted a large number of monetary and fiscal stimulus measures to help restore liquidity and ease the financial pain from COVID-19.
4 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

As noted earlier, the Fed reduced the federal funds target range to near zero, but also restored lending facilities from the 2008/2009 financial crisis era, instituted new lending facilities, and re-started quantitative easing (that is, injecting massive liquidity into the economy through its purchases of Treasury, agency, mortgage, and corporate bonds). On the government side, Congress and the Trump administration agreed upon two large financial aid packages for individuals, small businesses, and others — one during the first quarter and another shortly thereafter. By late March, the initial stimulus measures had combined to calm financial markets considerably, and had helped to restore normal levels of liquidity to the money markets.
By late spring and early summer of 2020, economic growth had begun to pick up as COVID-19 infection rates receded somewhat, lockdowns were eased (to a certain degree), consumer spending rebounded, and employment statistics improved.
The recovery also endured some setbacks, however, as several states experienced a second wave of COVID-19 infections as the year progressed, and renewed their lockdowns. By the fall of 2020, investors were anxiously awaiting the outcome of the presidential election, and focused attention on whether an agreement could be reached between lawmakers in Washington on a further injection of economic stimulus.
Towards the end of the year, the final resolution of the election, positive news on COVID-19 vaccines, and the eventual passage of additional government economic stimulus boosted market sentiment and led to solid fourth-quarter performance for most asset classes.
Q How did you manage the Fund’s portfolio in that environment during the 12-month period ended December 31, 2020?
A We continued to pursue a very conservative investment policy for the portfolio during the 12-month period, and kept our focus on our primary objective in managing the Fund: protecting shareholders’ capital rather than taking undue risk in search of slightly higher total returns. We generally kept the average maturity of the Fund’s portfolio relatively low during the 12-month period, at between 20 and 30 days’ weighted average maturity.
Our overall intention has been to maintain the portfolio’s liquidity at a high level, and so the Fund’s largest investment concentrations during the 12-month period were in Treasury bills and notes as well as fully collateralized repurchase agreements (repos). With the front end of the money market yield curve very flat during the 12-month period, overnight
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 5

repo holdings consistently represented more than 25% of the portfolio’s invested assets. We also focused Fund investments in Treasury floating-rate notes and short-term Treasury bills in an effort to keep the portfolio’s interest-rate risk at low levels.
Lastly, during the period we added a moderate amount of fixed-rate agency debt with maturities in the six- to nine-month range to the portfolio, when the debt was available at attractive valuations, while aiming to keep the Fund’s duration in line with the market. (Duration is a measure of the sensitivity of the price, or the value of principal, of a fixed-income investment to a change in interest rates, expressed as a number of years.)
Q What is your investment outlook?
A The COVID-19 pandemic has continued to create economic uncertainty. While portions of the US economy have recovered from the shocks experienced in March of 2020, general economic uncertainty surrounding COVID-19 as well as new mutations of the virus have the Fed poised to keep short-term rate targets low for possibly the next two years, at least, as the US central bank has continued to try and minimize the negative long-term effects of high unemployment. The Fed has been actively purchasing government securities, which has helped to keep liquidity stabilized within the money markets. Going forward, the market will be closely watching the actions of the new administration in Washington, particularly with regard to how Congressional leaders respond to its new policies as well as the latest economic stimulus proposals.
With the Fed maintaining the federal funds target range at near zero, we will continue our current approach of seeking to maximize portfolio liquidity through investments in overnight repos and short-term Treasury securities. Additionally, when we feel we have identified relatively inexpensive opportunities in fixed-coupon agency debt, we may add more of those securities to the Fund’s portfolio.
Overall, we anticipate maintaining a conservative positioning in the portfolio, and continuing to emphasize the stability of shareholders’ principal, first and foremost.
6 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Please refer to the Schedule of Investments on pages 13–16 for a full listing of Fund securities.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues or adverse investor sentiment. These conditions may continue, recur, worsen or spread.
The securities issued by U.S. Government-sponsored entities (e.g., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
These risks may increase share price volatility.
Before investing, consider the product’s investment objectives, risks, charges and expenses. Contact your financial professional or Amundi Asset Management US, Inc., for a prospectus or summary prospectus containing this information. Read it carefully.
Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 7

Portfolio Summary | 12/31/20
Portfolio Diversification

(As a percentage of total investments)*

10 Largest Holdings

(As a percentage of total investments)*

1.	U.S. Treasury Floating Rate Notes, 0.21%, 1/31/21	9.54%
2.	U.S. Treasury Floating Rate Notes, 0.234%, 4/30/21	9.21
3.	U.S. Treasury Bills, 1/28/21	7.62
4.	U.S. Treasury Floating Rate Notes, 0.249%, 1/31/22	7.33
5.	U.S. Treasury Floating Rate Notes, 0.315%, 7/31/21	7.31
6.	Federal National Mortgage Association, 1.375%, 2/26/21	5.43
7.	U.S. Treasury Bills, 1/7/21	5.08
8.	Federal National Mortgage Association, 1.375%, 10/7/21	4.49
9.	U.S. Treasury Bills, 1/26/21	4.07
10.	U.S. Treasury Bills, 2/25/21	4.07

*  Excludes derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
8 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Prices and Distributions | 12/31/20
Net Asset Value per Share

Class	12/31/20	12/31/19
A	$1.00	$1.00
R	$1.00	$1.00
Y	$1.00	$1.00

Distributions per Share: 1/1/20 – 12/31/20

	Net Investment	Short-Term	Long-Term
Class	Income	Capital Gains	Capital Gains
A	$0.0020	$ —	$ —
R	$0.0012	$ —	$ —
Y	$0.0022	$ —	$ —

Yields

Class	7-Day Annualized*	7-Day Effective**
A	0.01%	0.01%
R	0.01%	0.01%
Y	0.01%	0.01%

*  The 7-day annualized net yield describes the annualized income earned over a 7-day period.
** The 7-day effective yield describes the amount one is expected to earn over a 1-year period assuming that dividends are reinvested at the average rate of the last 7-days.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 9

Expense Ratio (Per prospectus dated May 1, 2020)

Class	Gross
A	0.84%
R	1.12%
Y	0.52%

Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Amundi US has agreed to limit the Fund’s expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, Amundi US and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Amundi US at any time without notice.
Please refer to the financial highlights for a more current expense ratio.
Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
10 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Comparing Ongoing Fund Expenses
As a shareowner in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000
Example: an $8,600 account value ÷ $1,000 = 8.6
(2)
Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer U.S. Government Money Market Fund
Based on actual returns from July 1, 2020 through December 31, 2020.

Share Class	A	R	Y
Beginning Account	$1,000.00	$1,000.00	$1,000.00
Value on 7/1/20
Ending Account	$1,000.10	$1,000.10	$1,000.00
Value on 12/31/20
Expenses Paid	$1.26	$1.51	$1.21
During Period*

*
Expenses are equal to the Fund's annualized expense ratio of 0.25%, 0.30%, and 0.24% for Class A, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 11

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer U.S. Government Money Market Fund
Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2020 through December 31, 2020.

Share Class	A	R	Y
Beginning Account	$1,000.00	$1,000.00	$1,000.00
Value on 7/1/20
Ending Account	$1,023.88	$1,023.63	$1,023.93
Value on 12/31/20
Expenses Paid	$1.27	$1.53	$1.22
During Period*

*
Expenses are equal to the Fund's annualized expense ratio of 0.25%, 0.30%, and 0.24% for Class A, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

12 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Schedule of Investments | 12/31/20

Principal
Amount ($)		Value
	UNAFFILIATED ISSUERS — 63.9%
	U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS — 63.9% of Net Assets
835,000(a)	Federal Farm Credit Banks, 0.158% (1 Month USD
	LIBOR + 0 bps), 10/18/21	$ 834,997
1,500,000(a)	Federal Farm Credit Banks, 0.188% (1 Month USD
	LIBOR + 4 bps), 1/28/21	1,500,209
1,000,000(a)	Federal Farm Credit Banks, 0.304% (1 Month USD
	LIBOR + 16 bps), 10/4/21	1,001,933
1,135,000(a)	Federal Home Loan Banks, 0.06% (3 Month USD LIBOR +
	-17 bps), 1/8/21	1,135,031
1,950,000(a)	Federal Home Loan Banks, 0.14% (SOFRRATE +
	5 bps), 1/22/21	1,949,961
1,700,000(a)	Federal Home Loan Banks, 0.202% (1 Month USD
	LIBOR + 5 bps), 5/20/21	1,700,289
755,000(a)	Federal Home Loan Banks, 0.25% (SOFRRATE +
	16 bps), 5/7/21	755,155
2,000,000	Federal Home Loan Banks, 1.625%, 11/19/21	2,026,414
700,000	Federal Home Loan Banks, 2.375%, 3/12/21	702,852
1,300,000(b)	Federal Home Loan Banks, 1/13/21	1,299,971
5,190,000	Federal Home Loan Banks, 1.375%, 2/18/21	5,198,048
1,140,000	Federal Home Loan Banks, 1.875%, 7/7/21	1,150,271
2,166,000	Federal Home Loan Mortgage Corp., 2.375%, 2/16/21	2,171,564
10,654,000	Federal National Mortgage Association, 1.375%, 2/26/21	10,673,260
8,750,000	Federal National Mortgage Association, 1.375%, 10/7/21	8,831,318
1,520,000	Federal National Mortgage Association, 2.5%, 4/13/21	1,529,656
7,608,000	Federal National Mortgage Association, 2.75%, 6/22/21	7,701,140
3,300,000(a)	Federal National Mortgage Association, 0.13%
	(SOFRRATE + 4 bps), 1/29/21	3,299,651
1,000,000(a)	Federal National Mortgage Association, 0.29%
	(SOFRRATE + 20 bps), 12/16/21	1,000,763
6,000,000(a)	Federal National Mortgage Association, 0.31%
	(SOFRRATE + 22 bps), 3/16/22	6,013,963
2,285,000(a)	Federal National Mortgage Association, 0.32%
	(SOFRRATE + 23 bps), 7/6/21	2,284,760
3,455,000	Federal National Mortgage Association, 1.25%, 5/6/21	3,468,467
10,000,000(b)	U.S. Treasury Bills, 1/7/21	9,999,921
4,000,000(b)	U.S. Treasury Bills, 1/19/21	3,999,872
8,000,000(b)	U.S. Treasury Bills, 1/26/21	7,999,624
15,000,000(b)	U.S. Treasury Bills, 1/28/21	14,999,200
8,000,000(b)	U.S. Treasury Bills, 2/25/21	7,999,133
2,000,000(a)	U.S. Treasury Floating Rate Notes, 0.15% (3 Month U.S.
	Treasury Bill Money Market Yield + 6 bps), 7/31/22	2,000,101
6,850,000(a)	U.S. Treasury Floating Rate Notes, 0.209% (3 Month U.S.
	Treasury Bill Money Market Yield + 11 bps), 4/30/22	6,854,040

The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 13

Schedule of Investments | 12/31/20 (continued)

Principal
Amount ($)		Value
	U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS — (continued)
18,775,000(a)	U.S. Treasury Floating Rate Notes, 0.21% (3 Month U.S.
	Treasury Bill Money Market Yield + 12 bps), 1/31/21	$ 18,775,069
18,120,000(a)	U.S. Treasury Floating Rate Notes, 0.234% (3 Month U.S.
	Treasury Bill Money Market Yield + 14 bps), 4/30/21	18,124,010
14,415,000(a)	U.S. Treasury Floating Rate Notes, 0.249% (3 Month U.S.
	Treasury Bill Money Market Yield + 15 bps), 1/31/22	14,429,833
14,385,000(a)	U.S. Treasury Floating Rate Notes, 0.315% (3 Month U.S.
	Treasury Bill Money Market Yield + 22 bps), 7/31/21	14,390,835
6,170,000(a)	U.S. Treasury Floating Rate Notes, 0.395% (3 Month U.S.
	Treasury Bill Money Market Yield + 30 bps), 10/31/21	6,173,456
1,700,000	U.S. Treasury Note, 1.25%, 10/31/21	1,715,481
2,000,000	U.S. Treasury Note, 2.0%, 10/31/21	2,030,409
1,000,000	U.S. Treasury Note, 2.875%, 10/15/21	1,021,298
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $196,741,955)	$196,741,955
	TEMPORARY CASH INVESTMENTS — 35.2%
	of Net Assets
	REPURCHASE AGREEMENTS — 35.2%
27,050,000	$27,050,000 Merrill Lynch, Pierce, Fenner & Smith, Inc.,
	0.07%, dated 12/31/20 plus accrued interest on
	1/4/21 collateralized by $27,591,000 U.S.
	Treasury Notes, 4.5%, 5/15/38	$ 27,050,000
27,050,000	$27,050,000 RBC Capital Markets LLC, 0.07%,
	dated 12/31/20 plus accrued interest on 1/4/21
	collateralized by the following:
	$338,744 Freddie Mac Giant, 3.0%-3.5%, 2/1/48-9/1/50,
	$3,026,021 Federal National Mortgage Association,
	3.0%-4.0%, 4/1/48 - 1/1/58,
	$24,226,450 Government National Mortgage Association,
	2.5%-4.5%, 5/20/47-12/20/50	27,050,000
27,050,000	$27,050,000 ScotiaBank, 0.07%, dated 12/31/20
	plus accrued interest on 1/4/21 collateralized by the
	following:
	$4,350,635 Freddie Mac Giant, 3.5%-5.0%, 7/1/34-3/1/50,
	$16,575,550 Federal National Mortgage Association,
	2.3%-4.5%, 2/1/26 - 4/1/50,
	$6,665,033 U.S. Treasury Notes, 0.0%, 6/3/21	27,050,000

The accompanying notes are an integral part of these financial statements.
14 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Principal
Amount ($)		Value
	REPURCHASE AGREEMENTS — (continued)
13,525,000	$13,525,000 TD Securities USA LLC, 0.07%,
	dated 12/31/20 plus accrued interest on 1/4/21
	collateralized by $13,795,500 Government National
	Mortgage Association, 2.5%-4.0%, 1/20/43-10/20/50	$ 13,525,000
13,525,000	$13,525,000 TD Securities USA LLC, 0.05%, dated
	12/31/20 plus accrued interest on 1/4/21 collateralized
	by $13,795,552 U.S. Treasury Notes, 2.8%, 8/15/42	13,525,000
		$108,200,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $108,200,000)	$108,200,000
	TOTAL INVESTMENT IN SECURITIES OF
	UNAFFILIATED ISSUERS — 99.1%
	(Cost $304,941,955)	$304,941,955
	OTHER ASSETS & LIABILITIES — 0.9%	$ 2,639,442
	NET ASSETS — 100.0%	$307,581,397

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFRRATE	Secured Overnight Financing Rate.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2020.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

The Fund is permitted to engage in purchase and sale transactions (“cross trades”) with certain funds and accounts for which Amundi Asset Management US, Inc. (the “Adviser”) serves as the Fund’s investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the year ended December 31, 2020, the Fund engaged in purchases of $10,505,174. During the year ended December 31, 2020, the Fund did not engage in sales pursuant to these procedures.
At December 31, 2020, the net unrealized depreciation on investments based on cost for federal tax purposes of $304,942,173 was as follows:

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost	$—
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value	(218)
Net unrealized depreciation	$(218)

The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 15

Schedule of Investments | 12/31/20 (continued)
Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels below.
Level 1 – unadjusted quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2020, in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
U.S. Government and
Agency Obligations	$—	$196,741,955	$—	$196,741,955
Repurchase Agreements	—	108,200,000	—	108,200,000
Total	$—	$304,941,955	$—	$304,941,955

During the year ended December 31, 2020, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
16 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Statement of Assets and Liabilities | 12/31/20

ASSETS:
Investments in unaffiliated issuers, at value (cost $304,941,955)	$304,941,955
Cash	1,417,996
Receivables —
Fund shares sold	1,420,137
Interest	234,865
Due from the Adviser	249,459
Other assets	16,021
Total assets	$308,280,433
LIABILITIES:
Payables —
Fund shares repurchased	$354,183
Distributions	563
Trustees’ fees	60
Administrative fees	26,849
Professional fees	53,927
Transfer agent fees	66,655
Shareowner communications expense	30,234
Printing expense	16,549
Due to affiliates
Management fees	118,207
Other due to affiliates	12,993
Accrued expenses	18,816
Total liabilities	$699,036
NET ASSETS:
Paid-in capital	$307,550,625
Distributable earnings	30,772
Net assets	$307,581,397
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $257,213,758/257,325,736 shares)	$1.00
Class R (based on $1,825,151/1,825,016 shares)	$1.00
Class Y (based on $48,542,488/48,553,144 shares)	$1.00

The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 17

Statement of Operations
FOR THE YEAR ENDED 12/31/20

INVESTMENT INCOME:
Interest from unaffiliated issuers	$1,219,820
Total investment income		$1,219,820
EXPENSES:
Management fees	$1,020,077
Administrative expense	205,595
Transfer agent fees
Class A	185,948
Class R	550
Class Y	612
Distribution fees
Class A	361,570
Class R	6,568
Shareowner communications expense	93,620
Custodian fees	34,005
Registration fees	90,200
Professional fees	64,430
Printing expense	41,902
Trustees’ fees	8,850
Insurance expense	295
Miscellaneous	61,045
Total expenses		$2,175,267
Less fees waived and expenses reimbursed
by the Adviser		(1,444,932)
Net expenses		$730,335
Net investment income		$489,485
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments		$19,614
Net increase in net assets resulting from operations		$509,099

The accompanying notes are an integral part of these financial statements.
18 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	12/31/20	12/31/19
FROM OPERATIONS:
Net investment income (loss)	$489,485	$3,705,966
Net realized gain (loss) on investments	19,614	18,029
Net increase in net assets resulting from operations	$509,099	$3,723,995
DISTRIBUTIONS TO SHAREOWNERS:
Class A ($0.0020 and $0.0151 per share, respectively)	$(395,370)	$(2,991,125)
Class R ($0.0012 and $0.0109 per share, respectively)	(1,200)	(7,147)
Class Y ($0.0022 and $0.0168 per share, respectively)	(94,677)	(708,789)
Total distributions to shareowners	$(491,247)	$(3,707,061)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$257,625,793	$105,386,701
Reinvestment of distributions	397,362	2,934,217
Cost of shares repurchased	(190,719,800)	(116,276,176)
Net increase (decrease) in net assets resulting
from Fund share transactions	$67,303,355	$(7,955,258)
Net increase (decrease) in net assets	$67,321,207	$(7,938,324)
NET ASSETS:
Beginning of year	$240,260,190	$248,198,514
End of year	$307,581,397	$240,260,190

The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 19

Statements of Changes in Net Assets (continued)

	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/20	12/31/20	12/31/19	12/31/19
	Shares	Amount	Shares	Amount
Class A
Shares sold	232,828,184	$232,840,618	88,943,432	$88,943,432
Reinvestment of
distributions	395,370	395,370	2,923,124	2,923,124
Less shares repurchased	(173,074,246)	(173,074,247)	(105,137,764)	(105,137,768)
Net increase/(decrease)	60,149,308	$60,161,741	(13,271,208)	$(13,271,212)
Class R
Shares sold	1,666,294	$1,666,381	867,473	$867,473
Reinvestment of
distributions	1,200	1,200	6,606	6,606
Less shares repurchased	(727,340)	(727,340)	(542,581)	(542,581)
Net increase	940,154	$940,241	331,498	$331,498
Class Y
Shares sold	23,116,448	$23,118,794	15,575,796	$15,575,796
Reinvestment of
distributions	792	792	4,487	4,487
Less shares repurchased	(16,918,213)	(16,918,213)	(10,595,827)	(10,595,827)
Net increase	6,199,027	$6,201,373	4,984,456	$4,984,456

The accompanying notes are an integral part of these financial statements.
20 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Financial Highlights

	Year		Year		Year		Year	Year
	Ended		Ended		Ended		Ended	Ended
	12/31/20		12/31/19		12/31/18		12/31/17	12/31/16*
Class A
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.002		$0.015		$0.012		$0.003	$0.000	(b)
Distributions to shareowners:
Net investment income	$(0.002	)(c)	$(0.015	)(c)	$(0.012	)(c)	$(0.003)	$(0.000	)(b)(c)
Net increase (decrease) in net asset value	$0.00		$0.00		$0.00		$0.00	$0.00
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)	0.20%		1.50%		1.21%		0.27%	0.01%
Ratio of net expenses to average net assets	0.25%		0.69%		0.66%		0.62%	0.34%
Ratio of net investment income (loss) to average net assets	0.16%		1.50%		1.20%		0.26%	0.01%
Net assets, end of period (in thousands)	$257,214		$197,032		$210,290		$217,256	$251,143
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.79%		0.84%		0.81%		0.80%	0.82%
Net investment income (loss) to average net assets	(0.38)%		1.35%		1.05%		0.08%	(0.46)%

*	The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)
The amount of distributions made to shareowners during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareowners during the period.

(d)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 21

Financial Highlights (continued)

	Year		Year		Year
	Ended		Ended		Ended		8/1/17* to
	12/31/20		12/31/19		12/31/18		12/31/17
Class R
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.001		$0.010		$0.009		$0.000	(b)
Net realized and unrealized gain (loss) on investments	0.000		0.001		(0.001)		0.000
Net increase (decrease) from investment operations	$0.001		$0.011		$0.008		$0.000
Distributions to shareowners:
Net investment income	$(0.001	)(c)	$(0.011	)(c)	$(0.008	)(c)	$(0.000	)(b)
Net increase (decrease) in net asset value	$0.00		$0.00		$0.00		$0.00
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total return (d)	0.12%		1.08%		0.78%		0.03	%(e)
Ratio of net expenses to average net assets	0.30%		1.12%		1.08%		1.02	%(f)
Ratio of net investment income (loss) to average net assets	0.09%		1.03%		0.85%		0.10	%(f)
Net assets, end of period (in thousands)	$1,825		$885		$553		$151
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.08%		1.12%		1.08%		1.03	%(f)
Net investment income (loss) to average net assets	(0.69)%		1.03%		0.85%		0.09	%(f)

*	Class R shares commenced operations on August 1, 2017.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)
The amount of distributions made to shareowners during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareowners during the period.

(d)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(e)	Not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.
22 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

	Year		Year		Year		Year	Year
	Ended		Ended		Ended		Ended	Ended
	12/31/20		12/31/19		12/31/18		12/31/17	12/31/16*
Class Y
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.002		$0.017		$0.013		$0.004	$0.000	(b)
Net realized and unrealized gain (loss) on investments	0.000		0.000		0.001		0.000	0.000
Net increase (decrease) from investment operations	$0.002		$0.017		$0.014		$0.004	$0.000
Distributions to shareowners:
Net investment income	$(0.002	)(c)	$(0.017	)(c)	$(0.014	)(c)	$(0.004)	$(0.000	)(b)(c)
Net increase (decrease) in net asset value	$0.00		$0.00		$0.00		$0.00	$0.00
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)	0.22%		1.67%		1.34%		0.37%	0.01%
Ratio of net expenses to average net assets	0.24%		0.52%		0.54%		0.51%	0.34%
Ratio of net investment income (loss) to average net assets	0.19%		1.66%		1.30%		0.36%	0.01%
Net assets, end of period (in thousands)	$48,542		$42,343		$37,356		$49,178	$63,703
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.53%		0.52%		0.54%		0.51%	0.50%
Net investment income (loss) to average net assets	(0.10)%		1.66%		1.30%		0.36%	(0.15)%

*	The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)
The amount of distributions made to shareowners during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareowners during the period.

(d)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 23

Notes to Financial Statements | 12/31/20
1. Organization and Significant Accounting Policies
Pioneer U.S. Government Money Market Fund (the “Fund”) is a series of Pioneer Money Market Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.
The Fund offers three classes of shares designated as Class A, Class R and Class Y shares. Class R shares commenced operations on August 1, 2017. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareowner’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Prior to January 1, 2021, the Adviser was named Amundi Pioneer Asset Management, Inc. Amundi Distributor US, Inc., an affiliate of Amundi Asset Management US, Inc., serves as the Fund’s distributor (the “Distributor”).
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2018-13 “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which modifies disclosure requirements for fair value measurements, principally for Level 3 securities and transfers between levels of the fair value hierarchy. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The
24 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Fund has adopted ASU 2018-13 for the year ended December 31, 2020. The impact to the Fund’s adoption was limited to changes in the Fund’s disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value investments, when applicable.
In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other LIBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund’s investments, derivatives, debt and other contracts, if applicable, that will undergo reference rate-related modifications as a result of the reference rate reform.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:
A. Security Valuation
The net asset value of the Fund is computed twice daily, on each day the New York Stock Exchange (“NYSE”) is open, at 1:00 p.m. Eastern time and as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
The Fund generally values its securities using the amortized cost method, which approximates fair market value, in accordance with Rule 2a-7 under the 1940 Act. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of each security. This valuation method is designed to permit a money market fund to maintain a constant net asset value of $1.00 per share, but there is no guarantee that it will do so.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 25

Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B. Investment Income and Transactions
Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C. Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2020, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of distributions paid during the years ended December 31, 2020 and December 31, 2019, were as follows:

	2020	2019
Distributions paid from:
Ordinary income	$491,247	$3,707,061
Total	$491,247	$3,707,061

26 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

The following shows the components of distributable earnings (loss) on a federal income tax basis at December 31, 2020:

2020
Distributable earnings (loss):
Undistributed ordinary income	$30,990
Unrealized appreciation/(depreciation)	(218)
Total	$30,772

The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) are attributable to the tax deferral of losses on wash sales.
D. Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
E. Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
F. Risks
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. It is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 27

sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support at any time.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the fund, issuers of instruments in which the fund invests, and financial markets generally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as Brown Brothers Harriman & Co., the Fund’s custodian and accounting agent, and DST Asset Manager Solutions, Inc., the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor Amundi US exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at Amundi US or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition,
28 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
COVID-19
The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G. Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 29

sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at December 31, 2020, are disclosed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees are calculated daily and paid monthly at the annual rate of 0.35% of the Fund’s average daily net assets up to $1 billion and 0.30% of the Fund’s average daily net assets over $1 billion. For the year ended December 31, 2020, the net management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.35% of the Fund’s average daily net assets.
The Adviser has agreed to limit the Fund’s expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, the Adviser and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. Additionally, the Distributor has voluntarily agreed to waive distribution fees payable by Class A shares. These expense limitation policies are voluntary and temporary and may be revised or terminated by the Adviser or Distributor, as applicable, at any time without notice. Fees waived and expenses reimbursed during the year ended December 31, 2020 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $131,086 in management fees, administrative costs and certain other reimbursements payable to the Adviser at December 31, 2020.
3. Compensation of Trustees and Officers
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. The Fund does not pay any salary or other compensation to its officers. For the year ended December 31, 2020, the Fund paid $8,850 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At December 31, 2020, the Fund had a payable for Trustees’ fees on its Statement of Assets and Liabilities of $60.
30 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

4. Transfer Agent
DST Asset Manager Solutions, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareowner communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended December 31, 2020, such out-of-pocket expenses by class of shares were as follows:

Shareowner Communications:
Class A	$93,500
Class R	120
Total	$93,620

5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $114 in distribution fees payable to the Distributor, at December 31, 2020.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 31

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Money Market Trust and the Shareholders of
Pioneer U.S. Government Money Market Fund:

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Pioneer U.S. Government Money Market Fund (the “Fund”) (one of the funds constituting Pioneer Money Market Trust (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). The financial highlights for the period ended December 31, 2016 were audited by another independent registered public accounting firm whose report, dated February 22, 2017, expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Pioneer Money Market Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial
32 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Amundi Pioneer investment companies since 2017.
Boston, Massachusetts
February 25, 2021
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 33

Additional Information (unaudited)
The percentages of the Fund’s ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income was 100%.
34 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Approval of Investment Management Agreement
Amundi Pioneer Asset Management, Inc.1 (“APAM”) serves as the investment adviser to Pioneer U.S. Government Money Market Fund (the “Fund”) pursuant to an investment management agreement between APAM and the Fund. In order for APAM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2020 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2020, July 2020 and September 2020. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2020, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2020, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of APAM and its parent companies, profitability analyses provided by APAM, and analyses from APAM as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of APAM and APAM’s affiliate, Amundi Pioneer Institutional Asset Management, Inc.2 (“APIAM” and, together with APAM, “Amundi Pioneer”), as compared to that of APAM’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of APAM’s and APIAM’s institutional accounts, as well as the different services provided by APAM to the Fund and by APAM and APIAM to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2020.
[1]	Effective January 1, 2021, Amundi Pioneer Asset Management, Inc. changed its name to Amundi Asset Management US, Inc. (“Amundi US”).
[2]
Effective January 1, 2021, Amundi Pioneer Institutional Asset Management, Inc. (“APIAM”) merged with and into Amundi US. After the Merger, the investment advisory services previously provided by APIAM are now provided through Amundi US.

Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 35

At a meeting held on September 15, 2020, based on their evaluation of the information provided by APAM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by APAM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed APAM’s investment approach for the Fund and its research process. The Trustees considered the resources of APAM and the personnel of APAM who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of APAM that are involved in APAM’s services to the Fund, including APAM’s compliance, risk management, and legal resources and personnel. The Trustees noted the substantial attention and high priority given by APAM’s senior management to the Pioneer Fund complex. The Trustees considered the implementation and effectiveness of APAM’s business continuity plan in response to the COVID-19 pandemic.
The Trustees considered that APAM supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, APAM is responsible for the administration of the Fund’s business and other affairs. The Trustees considered the fees paid to APAM for the provision of administration services.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by APAM to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by APAM and information comparing the Fund’s performance with the performance of its peer group
36 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with APAM on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and APAM-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the fourth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class A shares for the most recent fiscal year was in the fourth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted the Fund’s relatively small asset size compared to most of the other funds in its peer group. The Trustees considered that non-management fee operating expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees noted that APAM was waiving fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.
The Trustees reviewed management fees charged by APAM and APIAM to institutional and other clients, including publicly offered European funds sponsored by APAM’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered APAM’s costs in providing services to the Fund and APAM’s and APIAM’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 37

fees associated with APAM’s and APIAM’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management agreement with the Fund, APAM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with APAM’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to APAM was reasonable in relation to the nature and quality of the services provided by APAM.
Profitability
The Trustees considered information provided by APAM regarding the profitability of APAM with respect to the advisory services provided by APAM to the Fund, including the methodology used by APAM in allocating certain of its costs to the management of the Fund. The Trustees also considered APAM’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by APAM and APIAM from non-fund businesses. The Trustees considered APAM’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that APAM’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered APAM’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by APAM in research and analytical capabilities and APAM’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
38 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Other Benefits
The Trustees considered the other benefits that APAM enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by APAM and its affiliates. The Trustees further considered the revenues and profitability of APAM’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to APAM and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi Pioneer is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $1.7 trillion in assets (including the Pioneer Funds). The Trustees considered that APAM’s relationship with Amundi creates potential opportunities for APAM, APIAM and Amundi that derive from APAM’s relationships with the Fund, including Amundi’s ability to market the services of APAM globally. The Trustees noted that APAM has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s enhanced global presence that may contribute to an increase in the resources available to APAM. The Trustees considered that APAM and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by APAM as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 39

Trustees, Officers and Service Providers

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm
Ernst & Young LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
DST Asset Manager Solutions, Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
Trustees and Officers
The Fund’s Trustees and officers are listed below, together with their principal occupations and other directorships they have held during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 45 US registered investment portfolios for which Amundi US serves as investment adviser (the “Pioneer Funds”). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.
The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.
40 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Independent Trustees

Name, Age and Position	Term of Office and		Other Directorships
Held With the Fund	Length of Service	Principal Occupation	Held by Trustee
Thomas J. Perna (70)	Trustee since 2006.	Private investor (2004 – 2008 and 2013 – present); Chairman (2008 – 2013)	Director, Broadridge Financial
Chairman of the Board	Serves until a successor	and Chief Executive Officer (2008 – 2012), Quadriserv, Inc. (technology	Solutions, Inc. (investor
and Trustee	trustee is elected or	products for securities lending industry); and Senior Executive Vice	communications and securities
	earlier retirement	President, The Bank of New York (financial and securities services)	processing provider for financial
	or removal.	(1986 – 2004)	services industry) (2009 – present);
Director, Quadriserv, Inc. (2005 –
2013); and Commissioner, New
Jersey State Civil Service
Commission (2011 – 2015)
John E. Baumgardner, Jr. (69)	Trustee since 2019.	Of Counsel (2019 – present), Partner (1983-2018), Sullivan & Cromwell	Chairman, The Lakeville Journal
Trustee	Serves until a successor	LLP (law firm).	Company, LLC, (privately-held
	trustee is elected or		community newspaper group)
	earlier retirement		(2015-present)
or removal.
Diane Durnin (63)	Trustee since 2019.	Managing Director – Head of Product Strategy and Development, BNY	None
Trustee	Serves until a successor	Mellon Investment Management (investment management firm)
	trustee is elected or	(2012-2018); Vice Chairman – The Dreyfus Corporation (2005 – 2018):
	earlier retirement	Executive Vice President Head of Product, BNY Mellon Investment
	or removal.	Management (2007-2012); Executive Director- Product Strategy, Mellon
Asset Management (2005-2007); Executive Vice President Head of Products,
Marketing and Client Service, Dreyfus Corporation (investment management firm) (2000-2005); and Senior Vice President Strategic Product and Business
Development, Dreyfus Corporation (1994-2000)

Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 41

Independent Trustees (continued)

Name, Age and Position	Term of Office and		Other Directorships
Held With the Fund	Length of Service	Principal Occupation	Held by Trustee
Benjamin M. Friedman (76)	Trustee since 2008.	William Joseph Maier Professor of Political Economy, Harvard University	Trustee, Mellon Institutional Funds
Trustee	Serves until a successor	(1972 – present)	Investment Trust and Mellon
	trustee is elected or		Institutional Funds Master Portfolio
	earlier retirement		(oversaw 17 portfolios in fund
	or removal.		complex) (1989 - 2008)
Lorraine H. Monchak (64)	Trustee since 2017.	Chief Investment Officer, 1199 SEIU Funds (healthcare workers union	None
Trustee	(Advisory Trustee from	pension funds) (2001 – present); Vice President – International Investments
	2014 – 2017). Serves	Group, American International Group, Inc. (insurance company)
	until a successor trustee	(1993 – 2001); Vice President – Corporate Finance and Treasury Group,
	is elected or earlier	Citibank, N.A. (1980 – 1986 and 1990 – 1993); Vice President –
	retirement or removal.	Asset/Liability Management Group, Federal Farm Funding Corporation
(government-sponsored issuer of debt securities) (1988 – 1990); Mortgage
Strategies Group, Shearson Lehman Hutton, Inc. (investment bank)
(1987 – 1988); and Mortgage Strategies Group, Drexel Burnham Lambert,
Ltd. (investment bank) (1986 – 1987)
Marguerite A. Piret (72)	Trustee since 1987.	Chief Financial Officer, American Ag Energy, Inc. (controlled environment	Director of New America High
Trustee	Serves until a successor	and agriculture company) (2016 – present); and President and Chief	Income Fund, Inc. (closed-end
	trustee is elected or	Executive Officer, Metric Financial Inc. (formerly known as Newbury Piret	investment company) (2004 –
	earlier retirement	Company) (investment banking firm) (1981 – 2019)	present); and Member, Board of
	or removal.		Governors, Investment Company
Institute (2000 – 2006)

42 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Name, Age and Position	Term of Office and		Other Directorships
Held With the Fund	Length of Service	Principal Occupation	Held by Trustee
Fred J. Ricciardi (73)	Trustee since 2014.	Private investor (2020 – present); Consultant (investment company services)	None
Trustee	Serves until a successor	(2012 – 2020); Executive Vice President, BNY Mellon (financial and
	trustee is elected or	investment company services) (1969 – 2012); Director, BNY International
	earlier retirement	Financing Corp. (financial services) (2002 – 2012); Director, Mellon Overseas
	or removal.	Investment Corp. (financial services) (2009 – 2012); Director, Financial
Models (technology) (2005-2007); Director, BNY Hamilton Funds, Ireland
(offshore investment companies) (2004-2007); Chairman/Director, AIB/BNY
Securities Services, Ltd., Ireland (financial services) (1999-2006); and
Chairman, BNY Alternative Investment Services, Inc. (financial services)
(2005-2007)

Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 43

Interested Trustees

Name, Age and Position	Term of Office and		Other Directorships
Held With the Fund	Length of Service	Principal Occupation	Held by Trustee
Lisa M. Jones (58)*	Trustee since 2017.	Director, CEO and President of Amundi US, Inc. (investment management	None
Trustee, President and	Serves until a successor	firm) (since September 2014); Director, CEO and President of Amundi
Chief Executive Officer	trustee is elected or	Asset Management US, Inc. (since September 2014); Director, CEO and
	earlier retirement	President of Amundi Distributor US, Inc. (since September 2014); Director,
	or removal	CEO and President of Amundi Asset Management US, Inc. (since September
2014); Chair, Amundi US, Inc., Amundi Distributor US, Inc. and Amundi Asset
Management US, Inc. (September 2014 – 2018); Managing Director, Morgan
Stanley Investment Management (investment management firm) (2010 – 2013);
Director of Institutional Business, CEO of International, Eaton Vance
Management (investment management firm) (2005 – 2010); and Director of
Amundi Holdings US, Inc. (since 2017)
Kenneth J. Taubes (62)*	Trustee since 2014.	Director and Executive Vice President (since 2008) and Chief Investment	None
Trustee	Serves until a successor	Officer, U.S. (since 2010) of Amundi US, Inc. (investment management firm);
	trustee is elected or	Director and Executive Vice President and Chief Investment Officer, U.S. of
	earlier retirement	Amundi US (since 2008); Executive Vice President and Chief Investment
	or removal	Officer, U.S. of Amundi Asset Management US, Inc. (since 2009); Portfolio
Manager of Amundi US (since 1999); and Director of Amundi Holdings US, Inc.
(since 2017)

*  Ms. Jones and Mr. Taubes are Interested Trustees because they are officers or directors of the Fund’s investment adviser and certain of its affiliates.
44 Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20

Fund Officers

Name, Age and Position	Term of Office and		Other Directorships
Held With the Fund	Length of Service	Principal Occupation	Held by Officer
Christopher J. Kelley (56)	Since 2003. Serves	Vice President and Associate General Counsel of Amundi US since	None
Secretary and	at the discretion of	January 2008; Secretary and Chief Legal Officer of all of the Pioneer Funds
Chief Legal Officer	the Board	since June 2010; Assistant Secretary of all of the Pioneer Funds from
September 2003 to May 2010; and Vice President and Senior Counsel of
Amundi US from July 2002 to December 2007
Carol B. Hannigan (59)	Since 2010. Serves	Fund Governance Director of Amundi US since December 2006 and	None
Assistant Secretary	at the discretion of	Assistant Secretary of all the Pioneer Funds since June 2010; Manager –
	the Board	Fund Governance of Amundi US from December 2003 to November 2006;
and Senior Paralegal of Amundi US from January 2000 to November 2003
Thomas Reyes (58)	Since 2010. Serves	Assistant General Counsel of Amundi US since May 2013 and Assistant	None
Assistant Secretary	at the discretion of	Secretary of all the Pioneer Funds since June 2010; and Counsel of Amundi
	the Board	US from June 2007 to May 2013
Mark E. Bradley (61)	Since 2008. Serves	Vice President – Fund Treasury of Amundi US; Treasurer of all of the	None
Treasurer and Chief	at the discretion of	Pioneer Funds since March 2008; Deputy Treasurer of Amundi US from
Financial and	the Board	March 2004 to February 2008; and Assistant Treasurer of all of the Pioneer
Accounting Officer		Funds from March 2004 to February 2008
Anthony J. Koenig, Jr. (57)	Since 2021. Serves	Senior Vice President – Fund Treasury of Amundi US; Assistant Treasurer	None
Assistant Treasurer	at the discretion of	of all of the Pioneer Funds since January 2021; and Chief of Staff, US
	the Board	Investment Management of Amundi US from May 2008 to January 2021
Luis I. Presutti (55)	Since 2000. Serves	Director – Fund Treasury of Amundi US since 1999; and Assistant Treasurer	None
Assistant Treasurer	at the discretion of	of all of the Pioneer Funds since 1999
the Board
Gary Sullivan (62)	Since 2002. Serves	Senior Manager – Fund Treasury of Amundi US since 2012; and Assistant
Assistant Treasurer	at the discretion of	Treasurer of all of the Pioneer Funds since 2002
the Board

Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/20 45

Fund Officers (continued)

Name, Age and Position	Term of Office and		Other Directorships
Held With the Fund	Length of Service	Principal Occupation	Held by Officer
Antonio Furtado (38)	Since 2020. Serves	Fund Oversight Manager – Fund Treasury of Amundi US since 2020;	None
Assistant Treasurer	at the discretion of	Assistant Treasurer of all of the Pioneer Funds since 2020; and Senior Fund
	the Board	Treasury Analyst from 2012 – 2020
John Malone (50)	Since 2018. Serves	Managing Director, Chief Compliance Officer of Amundi US Asset	None
Chief Compliance Officer	at the discretion of	Management; Amundi Asset Management US, Inc.; and the Pioneer Funds
	the Board	since September 2018; and Chief Compliance Officer of Amundi Distributor
US, Inc. since January 2014.
Kelly O’Donnell (49)	Since 2006. Serves	Vice President – Amundi Asset Management; and Anti-Money Laundering	None
Anti-Money	at the discretion of	Officer of all the Pioneer Funds since 2006
Laundering Officer	the Board

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How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms	1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions	1-800-225-4321

Retirement plans information	1-800-622-0176

Write to us:
Amundi
P.O. Box 219427
Kansas City, MO 64121-9427

Our toll-free fax	1-800-225-4240

Our internet e-mail address	us.askamundi@amundi.com/us
(for general questions about Amundi only)

Visit our web site: www.amundi.com/us.

This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us

Securities offered through Amundi Distributor US, Inc.,
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2021 Amundi Asset Management US, Inc. 18624-15-0221

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)  Disclose that the registrant’s board of trustees has determined that the registrant either:

(i)  Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

      (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

(i)  Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Trust were $26,040 payable to Ernst & Young LLP for the year ended December 31, 2020 and $ 25,530 for the year ended December 31, 2019.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services in 2020 or 2019.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Trust paid aggregate non-audit fees to Ernst & Young LLP for tax services of $6,915 and $6,779 during the fiscal years ended December 31, 2020 and 2019, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2020 or 2019.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS
APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Pioneer Asset Management, Inc, the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly	o Accounting research assistance
	related to performing the	o SEC consultation, registration
	independent audit of the Funds	statements, and reporting
o Tax accrual related matters
o Implementation of new accounting standards
o Compliance letters (e.g. rating agency letters)
o Regulatory reviews and assistance
regarding financial matters
o Semi-annual reviews (if requested)
o Comfort letters for closed end offerings
II. AUDIT-RELATED	Services which are not	o AICPA attest and agreed-upon procedures
SERVICES	prohibited under Rule	o Technology control assessments
	210.2-01(C)(4) (the “Rule”)	o Financial reporting control assessments
	and are related extensions of	o Enterprise security architecture
	the audit services support the	assessment
audit, or use the knowledge/expertise
gained from the audit procedures as a
foundation to complete the project.
In most cases, if the Audit-Related
Services are not performed by the
Audit firm, the scope of the Audit
Services would likely increase.
The Services are typically well-defined
and governed by accounting
professional standards (AICPA,
SEC, etc.)

	AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
	o “One-time” pre-approval	o A summary of all such
	for the audit period for all	services and related fees
	pre-approved specific service	reported at each regularly
	subcategories. Approval of the	scheduled Audit Committee
	independent auditors as	meeting.
auditors for a Fund shall
constitute pre approval for
these services.

	o “One-time” pre-approval	o A summary of all such
	for the fund fiscal year within	services and related fees
	a specified dollar limit	(including comparison to
	for all pre-approved	specified dollar limits)
	specific service subcategories	reported quarterly.

o Specific approval is
needed to exceed the
pre-approved dollar limit for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for Audit-Related
Services not denoted as
“pre-approved”, or
to add a specific service
subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE
SUBCATEGORIES
III. TAX SERVICES	Services which are not	o Tax planning and support
	prohibited by the Rule,	o Tax controversy assistance
	if an officer of the Fund	o Tax compliance, tax returns, excise
	determines that using the	tax returns and support
	Fund’s auditor to provide	o Tax opinions
these services creates
significant synergy in
the form of efficiency,
minimized disruption, or
the ability to maintain a
desired level of
confidentiality.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval	o A summary of
for the fund fiscal year	all such services and
within a specified dollar limit	related fees
(including comparison
to specified dollar
limits) reported
quarterly.

o Specific approval is
needed to exceed the
pre-approved dollar limits for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for tax services not
denoted as pre-approved, or to
add a specific service subcategory as
“pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE
SUBCATEGORIES
IV. OTHER SERVICES	Services which are not	o Business Risk Management support
	prohibited by the Rule,	o Other control and regulatory
A. SYNERGISTIC,	if an officer of the Fund	compliance projects
UNIQUE QUALIFICATIONS	determines that using the
Fund’s auditor to provide
these services creates
significant synergy in
the form of efficiency,
minimized disruption,
the ability to maintain a
desired level of
confidentiality, or where
the Fund’s auditors
posses unique or superior
qualifications to provide
these services, resulting
in superior value and
results for the Fund.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval	o A summary of
for the fund fiscal year within	all such services and
a specified dollar limit	related fees
(including comparison
to specified dollar
limits) reported
quarterly.
o Specific approval is
needed to exceed the
pre-approved dollar limits for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for “Synergistic” or
“Unique Qualifications” Other
Services not denoted as
pre-approved to the left, or to
add a specific service
subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE
SUBCATEGORIES
PROHIBITED SERVICES	Services which result	1. Bookkeeping or other services
	in the auditors losing	related to the accounting records or
	independence status	financial statements of the audit
	under the Rule.	client*
2. Financial information systems design
and implementation*
3. Appraisal or valuation services,
fairness* opinions, or
contribution-in-kind reports
4. Actuarial services (i.e., setting
actuarial reserves versus actuarial
audit work)*
5. Internal audit outsourcing services*
6. Management functions or human
resources
7. Broker or dealer, investment
advisor, or investment banking services
8. Legal services and expert services
unrelated to the audit
9. Any other service that the Public
Company Accounting Oversight Board
determines, by regulation, is
impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o These services are not to be	o A summary of all
performed with the exception of the(*)	services and related
services that may be permitted	fees reported at each
if they would not be subject to audit	regularly scheduled
procedures at the audit client (as	Audit Committee meeting
defined in rule 2-01(f)(4)) level	will serve as continual
the firm providing the service.	confirmation that has
not provided any
restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

o For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust.  For the years ended December 31, 2020 and 2019, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Trust paid aggregate non-audit fees to Ernst & Young LLP for tax services of $ 6,915 and $ 6,779 during the fiscal years ended December 31, 2020 and 2019, respectively.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:
Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date March 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date March 4, 2021

By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date March 4, 2021

* Print the name and title of each signing officer under his or her signature.